Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Goodwill
	Cost	Accumulated impairment	Carrying amount
	NT$	NT$	NT$

Balance at January 1, 2016	$12,495,515	$1,988,996	$10,506,519
Acquisitions through business combinations (Note 30)	15,323	-	15,323
Effect of foreign currency exchange differences	(31,533)	-	(31,533)
Balance at December 31, 2016	12,479,305	1,988,996	10,490,309
Impairment losses recognized	-	425,117	(425,117)
Effect of foreign currency exchange differences	(130,698)	-	(130,698)
Balance at December 31, 2017	12,348,607	2,414,113	9,934,494

	Cost	Accumulated impairment	Carrying amount
	NT$	NT$	NT$

Acquisition through business combinations (Note 30)	$39,990,231	$-	$39,990,231
Effect of foreign currency exchange differences	49,721	-	49,721

Balance at December 31, 2018	$52,388,559	$2,414,113	$49,974,446

	Cost	Accumulated impairment	Carrying amount
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1, 2018	$403,418	$78,867	$324,551
Acquisition through business combinations (Note 30)	1,306,443	-	1,306,443
Effect of foreign currency exchange differences	1,624	-	1,624

Balance at December 31, 2018	$1,711,485	$78,867	$1,632,618

Summary of Carrying Amounts of Goodwill Allocated to Cash-generating Units

The carrying amounts of goodwill allocated to cash-generating units were as follows:

	December 31
	2017	2018
Cash-generating units	NT$	NT$	US$ (Note 4)

Packaging segment	$1,362,724	$35,729,371	$1,167,245
Testing segment	7,775,581	13,448,886	439,362
Others	796,189	796,189	26,011

	$9,934,494	$49,974,446	$1, 632,618